Sep. 21, 2018
RiverFront Strategic Income Fund

ALPS ETF TRUST

RIVERFRONT STRATEGIC INCOME FUND (NYSE ARCA: RIGS)

SUPPLEMENT DATED SEPTEMBER 21, 2018

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL

INFORMATION (“SAI”) DATED MARCH 31, 2018

Effective November 1, 2018:

The Fund’s sub-adviser will cease its voluntary waiver of all of its annual sub-advisory fee payable by the Fund.

The Fund’s 0.46% management fee will consist of a fee of 0.11% paid to the Fund’s investment adviser and a fee of 0.35% paid to the Fund’s sub-adviser.

Corresponding changes are made to the Fund’s Summary Prospectus, Prospectus and SAI to reflect the foregoing changes.

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Also effective November 1, 2018:

The second paragraph under the section titled “Principal Investment Strategies” in the Fund’s Summary Prospectus and in the Summary Section of the Fund’s Prospectus is hereby deleted and replaced in its entirety with the following information:

The Fund’s portfolio is constructed through a two-step process. The first step is setting the strategic allocation among different fixed income asset classes, with the objective being to construct an allocation that is designed to balance the probability of upside returns with downside risks for investors with a three- to five-year time horizon for their investments.

The first sentence in the seventh paragraph under the section titled “Principal Investment Strategies” in the Fund’s Summary Prospectus and in the Summary Section of the Fund’s Prospectus is hereby deleted and replaced with the following information:

The average maturity or duration of the Fund’s portfolio of fixed income securities will vary based on the Sub-Adviser’s assessment of economic and market conditions, as well as current and anticipated changes in interest rates; however, the Sub-Adviser intends to manage the Fund’s portfolio so that it has an average duration of between one and five years, under normal circumstances.

The following information is added to the section titled “Principal Investment Risks” in the Fund’s Summary Prospectus and in the Summary Section of the Fund’s Prospectus, and also to the section titled “Additional Information About the Fund’s Principal Investment Risks” in the Fund’s Prospectus:

Asset Allocation Program Risk. The Sub-Adviser specializes in managing asset allocation portfolios, which invest in various investment vehicles, including the Fund and other ETFs, to obtain targeted amounts of exposure to different asset classes. The Fund was developed to serve as, and will serve as, an investment vehicle for such asset allocation portfolios. As the manager of the Fund and the portfolios, the Sub-Adviser is likely to encounter conflicts of interest. For example, the Sub-Adviser may need to reduce its asset allocation portfolios’ exposure to an asset class to which the portfolios obtain exposure by investing in the Fund. Under such circumstances, the Sub-Adviser would liquidate some or all of the portfolios’ investments in the Fund, which could adversely affect the Fund.

Quantitative Methodology Risk. The Sub-Adviser uses certain quantitative methodologies to help assess the criteria of issuers to be included in the Fund’s portfolio, including information that may be based on assumptions and estimates. None of the Fund, the Adviser or the Sub-Adviser can offer assurances that the quantitative methodology will provide an accurate assessment of included issuers.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.